UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02752
                                   811-21299

Name of Fund: CMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Money Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/07

Date of reporting period: 04/01/06 - 03/31/07

Item 1 - Report to Stockholders

Annual Report
March 31, 2007

CMA Money Fund

CMA Money Fund

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by CMA Money Fund for the fiscal year ended March 31, 2007:

--------------------------------------------------------------------------------
                           Federal Obligation Interest
--------------------------------------------------------------------------------
Months Paid:        April 2006 - March 2007 ........................     4.39%*
--------------------------------------------------------------------------------
                Interest-Related Dividends for Non-U.S. Residents
--------------------------------------------------------------------------------
Months Paid:        April 2006 - December 2006 .....................    76.25%**
                    January 2007 - March 2007 ......................    93.44%**
--------------------------------------------------------------------------------
            Qualified Short-Term Capital Gains for Non-U.S. Residents
--------------------------------------------------------------------------------
Months Paid:        April 2006 - December 2006 .....................     0.01%**
--------------------------------------------------------------------------------

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


2              CMA MONEY FUND                       MARCH 31, 2007

A Letter to Shareholders

Dear Shareholder

For most financial markets, 2007 opened just as 2006 ended -- on a positive trajectory. At the end of February and into March, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, escalating geopolitical concerns in the Middle East and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally favorable global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed itself early in 2007 as economic data strengthened. Prices improved (and yields fell) again in February as equities struggled, but retrenched slightly in March. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.84% at the end of March 2007, while the one-month Treasury offered the highest yield on the curve at 5.07%.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing in its interest rate-hiking campaign on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now.

Notwithstanding some recent volatility, most major market indexes managed to post positive returns for the annual and semi-annual reporting periods ended March 31, 2007:

Total Returns as of March 31, 2007                                              6-month         12-month
========================================================================================================
U.S. equities (Standard & Poor's 500 Index)                                     + 7.38%         +11.83%
--------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                    +11.02          + 5.91
--------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)               +14.85          +20.20
--------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                             + 2.76          + 6.59
--------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                  + 1.93          + 5.43
--------------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                               + 7.59          +11.82
--------------------------------------------------------------------------------------------------------

If recent market movements are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more reflection on the markets, please ask your financial professional for the latest issue of "What's Ahead in 2007: First Quarter Update," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                Sincerely,


                                                /s/ Robert C. Doll, Jr.

                                                Robert C. Doll, Jr.
                                                Fund/Trust President and Trustee


             CMA MONEY FUND                       MARCH 31, 2007              3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2006 and held through March 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                                     Expenses Paid
                                                                      Beginning               Ending              During the Period*
                                                                    Account Value          Account Value          October 1, 2006 to
                                                                   October 1, 2006        March 31, 2007            March 31, 2007
====================================================================================================================================
Actual
====================================================================================================================================
CMA Money Fund                                                         $1,000                $1,023.50                   $2.88
====================================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================================
CMA Money Fund                                                         $1,000                $1,022.06                   $2.87
====================================================================================================================================

* Expenses are equal to the Fund's annualized expense ratio of .57%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


4              CMA MONEY FUND                       MARCH 31, 2007

Statement of Assets and Liabilities                               CMA Money Fund

As of March 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investment in Master Money Trust (the "Trust"), at value
              (identified cost -- $9,956,029,464) ......................................                          $   9,955,726,576
            Prepaid expenses and other assets ..........................................                                    234,817
                                                                                                                  -----------------
            Total assets ...............................................................                              9,955,961,393
                                                                                                                  -----------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
                Administrator ..........................................................    $       2,045,993
                Distributor ............................................................            1,449,901             3,495,894
                                                                                            -----------------
            Accrued expenses and other liabilities .....................................                                    938,995
                                                                                                                  -----------------
            Total liabilities ..........................................................                                  4,434,889
                                                                                                                  -----------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .................................................................                          $   9,951,526,504
                                                                                                                  =================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Shares of beneficial interests, $.10 par value,
              unlimited number of shares authorized ....................................                          $     995,183,046
            Paid-in capital in excess of par ...........................................                              8,956,647,414
            Undistributed investment income -- net .....................................    $         134,472
            Accumulated realized capital losses allocated from the Trust -- net ........             (135,540)
            Unrealized depreciation allocated from the Trust -- net ....................             (302,888)
                                                                                            -----------------
            Total accumulated losses -- net ............................................                                   (303,956)
                                                                                                                  -----------------
            Net Assets -- Equivalent to $1.00 per share based on 9,951,830,463 shares of
              beneficial interests outstanding .........................................                          $   9,951,526,504
                                                                                                                  =================

      See Notes to Financial Statements.


             CMA MONEY FUND                       MARCH 31, 2007              5

Statement of Operations                                           CMA Money Fund

For the Year Ended March 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest from affiliates ...................................................                          $          28,421
            Net investment income allocated from the Trust:
                Interest and amortization of premium and discount earned ...............                                463,241,033
                Securities lending -- net ..............................................                                     24,487
                Expenses ...............................................................                                (12,845,775)
                                                                                                                  -----------------
            Total income ...............................................................                                450,448,166
                                                                                                                  -----------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Administration fees ........................................................    $      22,300,678
            Distribution fees ..........................................................           11,044,930
            Transfer agent fees ........................................................            4,112,966
            Registration fees ..........................................................              467,085
            Printing and shareholder reports ...........................................              218,695
            Professional fees ..........................................................              109,803
            Other ......................................................................               20,895
                                                                                            -----------------
            Total expenses .............................................................                                 38,275,052
                                                                                                                  -----------------
            Investment income -- net ...................................................                                412,173,114
                                                                                                                  -----------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Trust -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments -- net ........................................                                     10,318
            Change in unrealized depreciation on investments -- net ....................                                  6,679,425
                                                                                                                  -----------------
            Total realized and unrealized gain -- net ..................................                                  6,689,743
                                                                                                                  -----------------
            Net Increase in Net Assets Resulting from Operations .......................                          $     418,862,857
                                                                                                                  =================

      See Notes to Financial Statements.


6              CMA MONEY FUND                       MARCH 31, 2007

Statements of Changes in Net Assets                               CMA Money Fund

                                                                                                      For the Year Ended
                                                                                                           March 31,
                                                                                            ---------------------------------------
Increase (Decrease) in Net Assets:                                                                 2007                  2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...................................................    $     412,173,114     $     223,766,205
            Realized gain (loss) -- net ................................................               10,318               (95,539)
            Change in unrealized depreciation -- net ...................................            6,679,425                37,601
                                                                                            ---------------------------------------
            Net increase in net assets resulting from operations .......................          418,862,857           223,708,267
                                                                                            ---------------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...................................................         (412,136,854)         (223,667,993)
            Realized gain -- net .......................................................              (47,646)               (2,673)
                                                                                            ---------------------------------------
            Net decrease in net assets resulting from dividends and
              distributions to shareholders ............................................         (412,184,500)         (223,670,666)
                                                                                            ---------------------------------------
===================================================================================================================================
Beneficial Interests Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from sale of shares ...........................................       52,638,366,296        43,407,982,418
            Value of shares issued to shareholders in reinvestment of dividends and
              distributions ............................................................          412,190,800           223,670,082
                                                                                            ---------------------------------------
            Total shares issued ........................................................       53,050,557,096        43,631,652,500
            Cost of shares redeemed ....................................................      (51,041,152,009)      (43,433,358,327)
                                                                                            ---------------------------------------
            Net increase in net assets derived from beneficial interests transactions ..        2,009,405,087           198,294,173
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ...............................................        2,016,083,444           198,331,774
            Beginning of year ..........................................................        7,935,443,060         7,737,111,286
                                                                                            ---------------------------------------
            End of year* ...............................................................    $   9,951,526,504     $   7,935,443,060
                                                                                            =======================================
                * Undistributed investment income -- net ...............................    $         134,472     $          98,212
                                                                                            =======================================

      See Notes to Financial Statements.


             CMA MONEY FUND                       MARCH 31, 2007              7

Financial Highlights                                              CMA Money Fund

                                                                                 For the Year Ended March 31,
The following per share data and ratios have been derived  ------------------------------------------------------------------------
from information provided in the financial statements.         2007           2006           2005           2004           2003++
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of year ..........  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                           ------------------------------------------------------------------------
            Investment income -- net ....................         .0460          .0313          .0120          .0063          .0127
            Realized and unrealized gain (loss) -- net ..         .0007            --+         (.0012)        (.0004)            --+
                                                           ------------------------------------------------------------------------
            Total from investment operations ............         .0467          .0313          .0108          .0059          .0127
                                                           ------------------------------------------------------------------------
            Less dividends and distributions:
                Investment income -- net ................        (.0460)        (.0313)        (.0120)        (.0063)        (.0127)
                Realized gain -- net ....................            --+            --+            --+        (.0001)        (.0001)
                                                           ------------------------------------------------------------------------
            Total dividends and distributions ...........        (.0460)        (.0313)        (.0120)        (.0064)        (.0128)
                                                           ------------------------------------------------------------------------
            Net asset value, end of year ................  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                           ========================================================================
            Total investment return .....................          4.68%          3.18%          1.21%           .64%          1.29%
                                                           ========================================================================
===================================================================================================================================
Ratios to Average Net Assets*
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses ....................................           .57%           .56%           .58%           .57%           .56%
                                                           ========================================================================
            Investment income and realized gain
              (loss) -- net .............................          4.62%          3.13%          1.14%           .68%          1.30%
                                                           ========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year (in thousands) ......  $  9,951,527   $  7,935,443   $  7,737,111   $ 10,860,354   $ 23,119,353
                                                           ========================================================================

* Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain (loss) -- net.
+     Amount is less than $(.0001) per share.
++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


8              CMA MONEY FUND                       MARCH 31, 2007

Notes to Financial Statements                                     CMA Money Fund

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2007 was 56.7%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


             CMA MONEY FUND                       MARCH 31, 2007              9

Notes to Financial Statements (concluded)                         CMA Money Fund

2. Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On September 27, 2006, the shareholders of the Fund approved a new Investment Advisory Agreement for the Trust, with BlackRock Advisors, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc., which was reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The Investment Advisory Agreement became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Trust's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"). The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Prior to September 29, 2006, FAM acted as the Fund's administrator and was compensated at the same rate.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with the Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of the Fund. For the year ended March 31, 2007, MLPF&S earned $11,044,930 under the Shareholder Servicing Plan.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of FAM, PSI, FDS, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Beneficial Interests Transactions:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2007 and March 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                    3/31/2007         3/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..........................      $412,184,500      $223,670,666
                                                  ------------------------------
Total taxable distributions ................      $412,184,500      $223,670,666
                                                  ==============================

As of March 31, 2007, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income -- net .........................      $ 134,472
Undistributed long-term capital gains -- net .................             --
                                                                    ---------
Total undistributed earnings -- net ..........................        134,472
Capital loss carryforward ....................................        (49,835)*
Unrealized losses -- net .....................................       (388,593)**
                                                                    ---------
Total accumulated losses -- net ..............................      $(303,956)
                                                                    ---------

* On March 31, 2007, the Fund had a net capital loss carryforward of $49,835, all of which expires in 2015. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.


10              CMA MONEY FUND                       MARCH 31, 2007

Report of Independent Registered Public Accounting Firm           CMA Money Fund

To the Shareholders and Board of Trustees of CMA Money Fund:

We have audited the accompanying statement of assets and liabilities of CMA Money Fund as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor are we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Money Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2007


             CMA MONEY FUND                       MARCH 31, 2007              11

Portfolio Information                                         Master Money Trust

Portfolio Composition as a Percent of Net Assets

                                                                   As of
                                                          ----------------------
                                                          3/31/07        9/30/06
--------------------------------------------------------------------------------
Certificates of Deposit ...........................         6.0%           5.0%
Certificates of Deposit --
  European ........................................          --            3.5
Certificates of Deposit --
  Yankee* .........................................        16.1           20.8
Commercial Paper ..................................        61.8           32.1
Corporate Notes ...................................         7.1           20.5
Funding Agreements ................................         4.9            6.4
Promissory Notes ..................................          --            1.2
Time Deposits .....................................          --            2.3
U.S. Government, Agency &
  Instrumentality Obligations --
Non-Discount Notes ................................         5.6           10.1
Repurchase Agreements .............................         0.2             --
Short-Term Securities .............................          --            0.5
Liabilities in Excess of
  Other Assets ....................................        (1.7)          (2.4)
                                                          ----------------------
Total .............................................       100.0%         100.0%
                                                          ======================
*     U.S. branches of foreign banks.


12              CMA MONEY FUND                       MARCH 31, 2007

Schedule of Investments                        Master Money Trust (in Thousands)

                             Face      Interest        Maturity
Issue                       Amount       Rate*           Date             Value
================================================================================
Certificates of Deposit -- 6.0%
================================================================================
Citibank, NA             $  102,000      5.30 %        6/21/2007      $  101,985
--------------------------------------------------------------------------------
SunTrust Bank                77,500      5.29 (a)      6/28/2007          77,504
--------------------------------------------------------------------------------
Washington                  152,615      5.32          4/16/2007         152,610
Mutual Bank
--------------------------------------------------------------------------------
Wells Fargo                 500,000      5.30 (a)      5/08/2007         499,759
Bank, NA                    220,000      5.30 (a)      9/05/2007         220,000
--------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost -- $1,052,119) ...........................................       1,051,858

================================================================================
Certificates of Deposit -- Yankee -- 16.1%
================================================================================
Bank Nationale              217,000      5.35          7/30/2007         216,997
de Paris, NY                159,790      5.27         10/03/2007         159,790
                            125,000      5.30 (a)     10/03/2007         124,987
                            125,000      5.36 (a)     10/03/2007         124,989
--------------------------------------------------------------------------------
Barclays Bank               200,000      5.31          5/09/2007         199,984
Plc, NY
--------------------------------------------------------------------------------
Canadian Imperial           180,000      5.41 (a)      3/17/2008         180,000
Bank of
Commerce, NY
--------------------------------------------------------------------------------
Credit Suisse               150,000      5.31          4/10/2007         149,995
Group, NY                   210,000      5.28          4/16/2007         210,000
                            182,000      5.3           6/15/2007         181,969
--------------------------------------------------------------------------------
Dexia Credit                100,000      5.26 (a)      6/11/2007          99,996
Local, NY
--------------------------------------------------------------------------------
Fortis Bank, NY             250,000      5.32 (a)      5/29/2007         249,992
--------------------------------------------------------------------------------
HBOS Treasury               175,955      5.27         10/03/2007         175,955
Services Plc, NY
--------------------------------------------------------------------------------
Mizuho Corporate             90,000      5.31          4/12/2007          90,000
Bank, NY                    200,000      5.30          4/20/2007         200,000
                             61,000      5.33          4/25/2007          61,000
--------------------------------------------------------------------------------
Natixis, NY                 158,000      5.29 (a)      3/31/2008         157,946
--------------------------------------------------------------------------------
Norinchukin                  50,000      5.33          4/26/2007          49,998
Bank, NY
--------------------------------------------------------------------------------
SEB AB, NY                  100,000      5.31          5/21/2007          99,998
--------------------------------------------------------------------------------
Toronto-Dominion            100,000      5.24          4/04/2007          99,996
Bank, NY
--------------------------------------------------------------------------------
Total Certificates of Deposit -- Yankee
(Cost -- $2,833,655) ...........................................       2,833,592

================================================================================
Commercial Paper -- 61.8%
================================================================================
AIB North                    86,480      5.205         8/06/2007          84,896
America, Inc.
--------------------------------------------------------------------------------
APRECO, LLC                  47,000      5.245         5/22/2007          46,641
--------------------------------------------------------------------------------
Alpine                       26,600      5.40          4/02/2007          26,588
Securitization Corp.
--------------------------------------------------------------------------------
Amstel Funding              209,500      5.28          4/18/2007         208,916
Corp.
--------------------------------------------------------------------------------
Aspen Funding                75,000      5.41          4/02/2007          74,966
Corp.                       100,000      5.245         4/19/2007          99,726
--------------------------------------------------------------------------------
Atlantic Asset               26,256      5.38          4/05/2007          26,233
Securitization Corp.         69,881      5.27          4/16/2007          69,707
                             20,229      5.255         4/27/2007          20,150
--------------------------------------------------------------------------------
Atlas Capital                60,105      5.245         4/04/2007          60,063
Funding Corp.
--------------------------------------------------------------------------------
Atomium Funding              25,929      5.25          5/02/2007          25,810
LLC
--------------------------------------------------------------------------------
BA Emerald                  100,000      5.25          4/25/2007          99,639
Note Program                 86,000      5.19          5/16/2007          85,439
--------------------------------------------------------------------------------
Banco Bilbao                 60,000      5.25          5/22/2007          59,543
Vizcaya Argentaria
SA, NY
--------------------------------------------------------------------------------
Bank of America             200,000      5.24          4/03/2007         199,884
Corp.                       120,000      5.24          4/24/2007         119,568
                            150,000      5.203         7/25/2007         147,509
                            200,000      5.162         8/31/2007         195,630
--------------------------------------------------------------------------------
Bank of Ireland             100,000      5.24          4/12/2007          99,819
                             60,000      5.24          5/14/2007          59,611
--------------------------------------------------------------------------------
Barton Capital               36,000      5.27          4/23/2007          35,874
Corp.
--------------------------------------------------------------------------------
Beethoven                    48,078      5.24          6/12/2007          47,577
Funding Corp.               101,280      5.25          6/22/2007         100,079
                             45,638      5.25          6/29/2007          45,051
--------------------------------------------------------------------------------
Brahms Funding               50,135      5.27          4/04/2007          50,098
Corp.                        50,817      5.27          4/13/2007          50,713
                             80,000      5.28          6/01/2007          79,261
--------------------------------------------------------------------------------
Bryant Park                  34,977      5.24          6/15/2007          34,596
Funding LLC
--------------------------------------------------------------------------------
CAFCO, LLC                   21,800      5.40          4/02/2007          21,790
--------------------------------------------------------------------------------
CHARTA, LLC                  40,000      5.255         4/03/2007          39,977
                             30,000      5.235         5/15/2007          29,800
--------------------------------------------------------------------------------
CRC Funding, LLC             95,000      5.235         5/15/2007          94,371
                            100,000      5.235         5/22/2007          99,237
--------------------------------------------------------------------------------
Cancara Asset                65,910      5.245         4/25/2007          65,671
Securitization Ltd.          64,200      5.24          5/16/2007          63,781
--------------------------------------------------------------------------------
Chariot Funding LLC          76,004      5.24          4/16/2007          75,817
--------------------------------------------------------------------------------
Ciesco, LLC                  19,532      5.26          4/17/2007          19,481
--------------------------------------------------------------------------------
Citigroup Funding            50,000      5.26          5/16/2007          49,675
Inc.                        157,000      5.25          5/22/2007         155,811
--------------------------------------------------------------------------------
Cobbler Funding             150,000      5.28          4/16/2007         149,626
LLC                          19,291      5.25          5/15/2007          19,163
--------------------------------------------------------------------------------
Concord                     102,692      5.28          4/02/2007         102,647
Minutemen                   181,122      5.28          4/11/2007         180,803
Capital Co., LLC             60,000      5.24          4/16/2007          59,852
                             35,000      5.245         5/18/2007          34,760
--------------------------------------------------------------------------------
Countrywide                  19,277      5.28          4/10/2007          19,246
Financial Corp.              30,000      5.28          4/13/2007          29,938
--------------------------------------------------------------------------------
Crown Point                  88,654      5.275         4/13/2007          88,472
Capital Co., LLC            125,000      5.49          4/17/2007         124,669
                            123,969      5.29          4/18/2007         123,623
--------------------------------------------------------------------------------
Cullinan Finance             60,000      5.24          5/08/2007          59,658
Corp.                        78,622      5.245         5/21/2007          78,024
                             25,000      5.24          5/22/2007          24,806
--------------------------------------------------------------------------------
Curzon Funding, LLC          85,000      5.245         5/16/2007          84,445
--------------------------------------------------------------------------------
DEPFA Bank Plc               46,700      5.24          5/14/2007          46,399
                             75,000      5.24          5/21/2007          74,443
--------------------------------------------------------------------------------
Dakota Notes                 53,000      5.255         4/20/2007          52,848
Program
--------------------------------------------------------------------------------
Deutsche Bank               100,000      5.26          4/19/2007          99,708
Securities Inc.
--------------------------------------------------------------------------------


             CMA MONEY FUND                       MARCH 31, 2007              13

Schedule of Investments (continued)            Master Money Trust (in Thousands)

                             Face      Interest        Maturity
Issue                       Amount       Rate*           Date             Value
================================================================================
Commercial Paper (continued)
================================================================================
Dorada Finance             $ 16,700      5.24 %        5/16/2007        $ 16,591
Inc.
--------------------------------------------------------------------------------
Erasmus Capital              10,437      5.27          4/20/2007          10,407
Corp.                        44,536      5.24          5/31/2007          44,149
                             73,000      5.24          6/15/2007          72,208
--------------------------------------------------------------------------------
Fairway Finance              47,905      5.30          4/05/2007          47,863
Co., LLC
--------------------------------------------------------------------------------
Falcon Asset                 52,031      5.42          4/02/2007          52,008
Securitization Corp.
--------------------------------------------------------------------------------
Fountain Square              40,202      5.245         5/01/2007          40,017
Commercial
Funding Corp.
--------------------------------------------------------------------------------
Galaxy Funding, Inc.         39,750      5.24          5/08/2007          39,527
--------------------------------------------------------------------------------
General Electric            185,000      5.19          8/21/2007         181,240
Capital Corp.
--------------------------------------------------------------------------------
Govco Inc.                   20,000      5.24          5/11/2007          19,883
--------------------------------------------------------------------------------
Greenwich Capital            40,000      5.20          8/14/2007          39,226
Markets, Inc.
--------------------------------------------------------------------------------
Greyhawk                     72,000      5.28          4/16/2007          71,820
Funding LLC                 125,000      5.265         4/19/2007         124,634
                             65,800      5.245         4/30/2007          65,506
                             39,000      5.24          5/24/2007          38,701
--------------------------------------------------------------------------------
HBOS Treasury               100,000      5.24          4/12/2007          99,820
Services Plc                189,000      5.25          4/25/2007         188,320
                             91,788      5.24          4/30/2007          91,381
--------------------------------------------------------------------------------
HSH Nordbank AG              67,073      5.24          5/10/2007          66,691
--------------------------------------------------------------------------------
Hudson-Thames LLC            22,683      5.26          4/23/2007          22,605
--------------------------------------------------------------------------------
ING America                  39,500      5.41          4/02/2007          39,482
Insurance
Holdings, Inc.
--------------------------------------------------------------------------------
Irish Life &                 70,000      5.24          4/26/2007          69,737
Permanent Plc
--------------------------------------------------------------------------------
Jupiter                      27,331      5.42          4/02/2007          27,319
Securitization Corp.
--------------------------------------------------------------------------------
K2 (USA) LLC                 16,170      5.21          7/30/2007          15,890
--------------------------------------------------------------------------------
Kitty Hawk                   31,415      5.24          5/16/2007          31,209
Funding Corp.
--------------------------------------------------------------------------------
Kredietbank                  75,500      5.24          5/25/2007          74,912
North American
Finance Corp.
--------------------------------------------------------------------------------
Lake Constance              170,000      5.275         4/12/2007         169,676
Funding LLC                  69,001      5.27          4/18/2007          68,809
                             10,000      5.245         5/18/2007           9,932
                             24,000      5.36          6/15/2007          23,740
--------------------------------------------------------------------------------
Lexington Parker            151,966      5.25          4/20/2007         151,526
Capital Co., LLC             23,663      5.24          5/14/2007          23,509
                             10,000      5.24          5/22/2007           9,923
--------------------------------------------------------------------------------
Liberty Street               18,318      5.40          4/02/2007          18,310
Funding Corp.                41,000      5.28          4/20/2007          40,874
--------------------------------------------------------------------------------
Links Finance LLC            25,000      5.24          5/16/2007          24,837
--------------------------------------------------------------------------------
Macquarie Bank               44,050      5.215         8/13/2007          43,199
Ltd.                        122,323      5.135         9/04/2007         119,582
--------------------------------------------------------------------------------
MetLife                      10,612      5.40          4/02/2007          10,607
Funding, Inc.
--------------------------------------------------------------------------------
Morgan Stanley               38,000      5.30 (a)      5/16/2007          38,000
                            100,000      5.31 (a)      7/12/2007         100,000
--------------------------------------------------------------------------------
Newport Funding              33,000      5.24          5/24/2007          32,747
Corp.
--------------------------------------------------------------------------------
Norddeutsche                 29,063      5.24          5/07/2007          28,904
Landesbank                   70,000      5.24          5/09/2007          69,611
Girozentrale                 50,000      5.24          5/15/2007          49,669
                            100,000      5.24          5/16/2007          99,346
--------------------------------------------------------------------------------
North Sea                   109,293      5.27          4/16/2007         109,021
Funding LLC                  20,398      5.25          5/21/2007          20,245
--------------------------------------------------------------------------------
Park Avenue                  35,000      5.26          4/19/2007          34,898
Receivables Co. LLC          52,313      5.24          5/14/2007          51,972
--------------------------------------------------------------------------------
Polonius Inc.                 9,000      5.24          5/29/2007           8,923
                             20,000      5.255         6/20/2007          19,770
                             25,400      5.25          6/28/2007          25,078
--------------------------------------------------------------------------------
Ranger Funding              250,000      5.275         4/20/2007         249,231
Co. LLC                     298,467      5.255         4/27/2007         297,247
--------------------------------------------------------------------------------
Regency Markets              23,896      5.25          4/16/2007          23,837
No. 1 LLC
--------------------------------------------------------------------------------
SEB AB                       50,000      5.205         8/08/2007          49,070
--------------------------------------------------------------------------------
Santander Central           110,045      5.20          7/23/2007         108,249
Hispano Finance
(Delaware), Inc.
--------------------------------------------------------------------------------
Sedna Finance Inc.           50,000      5.25          4/30/2007          49,777
--------------------------------------------------------------------------------
Sheffield                   230,625      5.26          4/13/2007         230,153
Receivables Corp.           100,000      5.23          6/13/2007          98,943
--------------------------------------------------------------------------------
Silver Tower                 30,000      5.3           4/26/2007          29,882
US Funding LLC
--------------------------------------------------------------------------------
Simba Funding                 3,099      5.24          6/13/2007           3,066
Corp.
--------------------------------------------------------------------------------
Societe Generale            350,000      5.235         4/04/2007         349,758
                             82,760      5.195         7/23/2007          81,417
--------------------------------------------------------------------------------
Solitaire                    75,000      5.24          5/22/2007          74,428
Funding LLC                  30,000      5.245         5/23/2007          29,775
--------------------------------------------------------------------------------
St. George                   32,925      5.21          8/07/2007          32,317
Bank Ltd.
--------------------------------------------------------------------------------
Stony Point                  41,200      5.33          4/20/2007          41,072
Capital Co., LLC
--------------------------------------------------------------------------------
Surrey Funding               50,000      5.24          4/20/2007          49,856
Corp.
--------------------------------------------------------------------------------
Sydney Capital               57,000      5.27          4/18/2007          56,841
Corp.
--------------------------------------------------------------------------------
Tango Finance                18,300      5.25          5/02/2007          18,216
Corp.                        26,200      5.245         5/14/2007          26,030
                             44,400      5.245         5/18/2007          44,097
                             26,580      5.24          6/18/2007          26,281
--------------------------------------------------------------------------------
Tasman                      149,036      5.25          6/29/2007         147,058
Funding Inc.
--------------------------------------------------------------------------------
Thames Asset                 14,220      5.26          4/16/2007          14,185
Global Securitization
No. 1, Inc.
--------------------------------------------------------------------------------


14              CMA MONEY FUND                       MARCH 31, 2007

Schedule of Investments (continued)            Master Money Trust (in Thousands)

                             Face      Interest        Maturity
Issue                       Amount       Rate*           Date             Value
================================================================================
Commercial Paper (concluded)
================================================================================
UBS Finance                $ 60,000      5.24 %        4/25/2007        $ 59,784
(Delaware), LLC              12,304      5.24          5/09/2007          12,236
                            125,000      5.14          8/08/2007         122,688
--------------------------------------------------------------------------------
UniCredito                   39,938      5.245         5/03/2007          39,749
Italiano Bank                81,585      5.235         7/09/2007          80,418
                             36,060      5.21          8/06/2007          35,399
                            140,940      5.15          8/09/2007         138,298
--------------------------------------------------------------------------------
Valcour Bay                 127,600      5.31          4/12/2007         127,355
Capital Co. LLC              24,035      5.29          5/16/2007          23,877
--------------------------------------------------------------------------------
Versailles CDS, LLC          24,200      5.28          4/02/2007          24,189
                             70,000      5.27          4/05/2007          69,939
                             65,000      5.28          4/09/2007          64,905
--------------------------------------------------------------------------------
Vetra Finance Inc.           50,000      5.235         6/12/2007          49,483
--------------------------------------------------------------------------------
Victory                     125,593      5.28          4/03/2007         125,519
Receivables Corp.            12,000      5.40          4/05/2007          11,989
                             48,282      5.28          4/17/2007          48,155
                             31,921      5.28          4/20/2007          31,823
                              7,359      5.25          5/15/2007           7,310
--------------------------------------------------------------------------------
Westpac Banking              79,000      5.24          4/11/2007          78,869
Corp.                        39,529      5.18          8/08/2007          38,798
--------------------------------------------------------------------------------
Westpac Securities           80,000      5.15          8/13/2007          78,464
NZ Ltd.
--------------------------------------------------------------------------------
Zela Finance Inc.            21,600      5.25          4/19/2007          21,541
--------------------------------------------------------------------------------
Total Commercial Paper (Cost -- $10,836,239) ...................      10,837,556

================================================================================
Corporate Notes --7.1%
================================================================================
ABN AMRO                    297,550      5.42 (a)      5/11/2007         297,586
Bank NV
--------------------------------------------------------------------------------
ASIF Global                  54,000      5.34 (a)      4/23/2008          54,000
Financing
--------------------------------------------------------------------------------
Arkle Master Issuer          46,400      5.30 (a)     11/19/2007          46,400
Plc Series 2006-1A
Class 1A
--------------------------------------------------------------------------------
Bank of Ireland              43,300      5.32 (a)      4/18/2008          43,300
--------------------------------------------------------------------------------
General Electric            163,605      5.45 (a)     10/17/2007         163,605
Capital Corp.
--------------------------------------------------------------------------------
Goldman Sachs               202,600      5.37 (a)      4/14/2008         202,600
Group, Inc.
--------------------------------------------------------------------------------
Links Finance LLC            50,000      5.32 (a)      5/21/2007          50,000
--------------------------------------------------------------------------------
MetLife Funding, Inc.        50,500      5.41 (a)      4/15/2008          50,500
--------------------------------------------------------------------------------
Northern Rock Plc            91,000      5.43 (a)      4/08/2008          91,000
--------------------------------------------------------------------------------
Principal Life               45,000      5.36 (a)     12/07/2007          45,018
Insurance Co.
--------------------------------------------------------------------------------
Toyota Motor                150,000      5.25 (a)      5/04/2007         150,000
Credit Corp.
--------------------------------------------------------------------------------
Westpac Banking              44,000      5.40 (a)      4/11/2008          44,000
Corp.
--------------------------------------------------------------------------------
Total Corporate Notes (Cost -- $1,238,010) .....................       1,238,009

================================================================================
Funding Agreements -- 4.9%
================================================================================
Genworth Life                50,000      5.41 (a)     11/01/2007          50,000
Insurance Co. (b)            90,000      5.40 (a)     12/03/2007          90,000
--------------------------------------------------------------------------------
ING USA Annuity              50,000      5.41 (a)      9/18/2007          50,000
and Life Insurance
Co. (b)
--------------------------------------------------------------------------------
Jackson National             55,000      5.38 (a)      5/01/2007          55,000
Life Insurance
Co. (b)
--------------------------------------------------------------------------------
MetLife Funding,            100,000      5.39 (a)      2/01/2008         100,000
Inc. (b)
--------------------------------------------------------------------------------
Metropolitan Life           165,000      5.40 (a)      4/02/2007         165,000
Insurance Co. (b)            25,000      5.37 (a)      9/17/2007          25,000
--------------------------------------------------------------------------------
New York Life               226,000      5.37 (a)      5/25/2007         226,000
Insurance Co. (b)
--------------------------------------------------------------------------------
The Travelers                25,000      5.37 (a)      5/01/2007          25,000
Insurance Co. (b)            70,000      5.36 (a)      3/03/2008          70,000
--------------------------------------------------------------------------------
Total Funding Agreements (Cost -- $856,000) ....................         856,000

================================================================================
U.S. Government, Agency & Instrumentality
Obligations -- Non-Discount -- 5.6%
================================================================================
Fannie Mae                   25,000      4.00          6/29/2007          24,919
                            225,000      4.88          1/11/2008         224,523
--------------------------------------------------------------------------------
Federal Farm                 68,000      5.24 (a)      4/13/2007          68,000
Credit Banks                102,000      5.25 (a)     10/05/2007         101,995
                             35,000      5.25 (a)     10/26/2007          35,005
--------------------------------------------------------------------------------
Federal Home                 50,500      4.00          6/13/2007          50,365
Loan Bank System             50,000      4.15          7/05/2007          49,854
                             33,750      4.25          9/14/2007          33,600
                             37,250      4.50         12/14/2007          37,074
                             30,000      4.63          2/01/2008          29,877
--------------------------------------------------------------------------------
Freddie Mac                  15,400      4.13          4/12/2007          15,394
                             50,000      4.45          9/28/2007          49,806
                             25,000      4.63         10/05/2007          24,922
                            100,000      4.71         10/11/2007          99,721
                            100,000      4.73         10/19/2007          99,723
--------------------------------------------------------------------------------
U.S. Treasury Notes          33,000      4.375        12/31/2007          32,848
--------------------------------------------------------------------------------
Total U.S. Government, Agency &
Instrumentality Obligations -- Non-Discount
(Cost -- $979,629) .............................................         977,626
--------------------------------------------------------------------------------

Face
Amount                        Issue
===============================================================================
Repurchase Agreements -- 0.2%
===============================================================================
$41,158       UBS Securities LLC, purchased on 3/30/2007 to
              yield 5.29% to 4/02/2007, repurchase price
              $41,176, collateralized by Farmer MAC, 4.25%
              to 6.68% due 7/29/2008 to 6/10/2014, FICO
              STRIPS+, due 11/02/2007 to 6/06/2019 and
              Financing Corp., 8.60% to 10.70% due
              10/06/2017 to 9/26/2019                                    41,158
-------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost -- $41,158) ..............................................         41,158
-------------------------------------------------------------------------------
Total Investments
(Cost -- $17,836,810**) -- 101.7% ..............................     17,835,799
Liabilities in Excess of Other Assets -- (1.7%) ................       (292,245)
                                                                    -----------
Net Assets -- 100.0% ...........................................    $17,543,554
                                                                    ===========


             CMA MONEY FUND                       MARCH 31, 2007              15

Schedule of Investments (concluded)            Master Money Trust (in Thousands)

* Commercial Paper and certain U.S. Government Agency and Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at March 31, 2007.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ........................................      $ 17,836,970
                                                                   ============
      Gross unrealized appreciation .........................      $      1,327
      Gross unrealized depreciation .........................            (2,498)
                                                                   ------------
      Net unrealized depreciation ...........................      $     (1,171)
                                                                   ============

+     Separately Traded Registered Interest and Principal of Securities.
(a)   Floating rate security.
(b) Restricted securities as to resale, representing 4.9% of net assets, were as follows:

--------------------------------------------------------------------------------
                                          Acquisition
Issue                                        Date            Cost         Value
--------------------------------------------------------------------------------
Genworth Life
   Insurance Co:
   5.41% due 11/01/2007                   11/01/2006      $ 50,000      $ 50,000
   5.40% due 12/03/2007                   12/01/2006        90,000        90,000
ING USA Annuity and
   Life Insurance Co., 5.41%
   due 9/18/2007                          8/18/2006         50,000        50,000
Jackson National Life
   Insurance Co., 5.38%
   due 5/01/2007                          5/01/2006         55,000        55,000
MetLife Funding, Inc.,
   5.39% due 2/10/2008                    3/30/2007        100,000       100,000
Metropolitan Life
   Insurance Co.:
   5.40% due 4/02/2007                    4/03/2006        165,000       165,000
   5.37% due 9/17/2007                    9/15/2006         25,000        25,000
New York Life Insurance
   Co., 5.37% due 5/25/2007               5/26/2006        226,000       226,000
The Travelers Insurance Co.:
   5.37% due 5/01/2007                    5/01/2006         25,000        25,000
   5.36% due 3/03/2008                    3/01/2007         70,000        70,000
--------------------------------------------------------------------------------
Total                                                     $856,000      $856,000
                                                          ======================

o Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                             Net        Interest
Affiliate                                                 Activity       Income
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
Money Market Series                                      $(29,959)        $46
--------------------------------------------------------------------------------

      See Notes to Financial Statements.


16              CMA MONEY FUND                       MARCH 31, 2007

Statement of Assets and Liabilities                           Master Money Trust

As of March 31, 2007
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified
              cost -- $17,836,809,859) ................................................                          $  17,835,799,393
            Cash ......................................................................                                        555
            Receivables:
                Interest ..............................................................    $      43,398,473
                Contributions .........................................................            2,709,300            46,107,773
                                                                                           -----------------
            Prepaid expenses and other assets .........................................                                     78,162
                                                                                                                 -----------------
            Total assets ..............................................................                             17,881,985,883
                                                                                                                 -----------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
            Payables:
                Securities purchased ..................................................          335,745,000
                Investment adviser ....................................................            1,891,120
                Other affiliates ......................................................              158,916           337,795,036
                                                                                           -----------------
            Accrued expenses ..........................................................                                    637,005
                                                                                                                 -----------------
            Total liabilities .........................................................                                338,432,041
                                                                                                                 -----------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Net assets ................................................................                          $  17,543,553,842
                                                                                                                 =================
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
            Investors' capital ........................................................                          $  17,544,564,308
            Unrealized depreciation -- net ............................................                                 (1,010,466)
                                                                                                                 -----------------
            Net Assets ................................................................                          $  17,543,553,842
                                                                                                                 =================

      See Notes to Financial Statements.


             CMA MONEY FUND                       MARCH 31, 2007              17

Statement of Operations                                       Master Money Trust

For the Year Ended March 31, 2007
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
            Interest and amortization of premium and discount earned ..................                          $     856,996,789
            Securities lending -- net .................................................                                     46,095
                                                                                                                 -----------------
            Total income ..............................................................                                857,042,884
                                                                                                                 -----------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ..................................................    $      21,513,867
            Accounting services .......................................................            1,369,846
            Custodian fees ............................................................              415,607
            Professional fees .........................................................              159,879
            Trustees' fees and expenses ...............................................               72,235
            Pricing fees ..............................................................               43,568
            Printing and shareholder reports ..........................................                4,539
            Other .....................................................................              202,135
                                                                                           -----------------
            Total expenses ............................................................                                 23,781,676
                                                                                                                 -----------------
            Investment income -- net ..................................................                                833,261,208
                                                                                                                 -----------------
==================================================================================================================================
Realized & Unrealized Gain -- Net
----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments -- net .......................................                                     19,471
            Change in unrealized depreciation on investments -- net ...................                                 12,256,965
                                                                                                                 -----------------
            Total realized and unrealized gain -- net .................................                                 12,276,436
                                                                                                                 -----------------
            Net Increase in Net Assets Resulting from Operations ......................                          $     845,537,644
                                                                                                                 =================

      See Notes to Financial Statements.


18              CMA MONEY FUND                       MARCH 31, 2007

Statements of Changes in Net Assets                           Master Money Trust

                                                                                                       For the Year Ended
                                                                                                          March 31,
                                                                                           ---------------------------------------
Increase (Decrease) in Net Assets:                                                                2007                  2006
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ..................................................    $     833,261,208     $     521,267,632
            Realized gain (loss) -- net ...............................................               19,471              (196,097)
            Change in unrealized depreciation -- net ..................................           12,256,965               (38,335)
                                                                                           ---------------------------------------
            Net increase in net assets resulting from operations ......................          845,537,644           521,033,200
                                                                                           ---------------------------------------
==================================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------------
            Proceeds from contributions ...............................................      138,335,424,101       123,778,818,394
            Fair value of withdrawals .................................................     (136,871,819,806)     (124,494,343,825)
                                                                                           ---------------------------------------
            Net increase (decrease) in net assets derived from capital transactions ...        1,463,604,295          (715,525,431)
                                                                                           ---------------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ...................................        2,309,141,939          (194,492,231)
            Beginning of year .........................................................       15,234,411,903        15,428,904,134
                                                                                           ---------------------------------------
            End of year ...............................................................    $  17,543,553,842     $  15,234,411,903
                                                                                           =======================================

      See Notes to Financial Statements.

Financial Highlights                                          Master Money Trust

                                                                            For the Year Ended                      For the Period
                                                                                 March 31,                        February 13, 2003+
The following ratios have been derived from             --------------------------------------------------------     to March 31,
information provided in the financial statements.           2007           2006           2005           2004            2003
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
            Total investment return ..................         5.11%          3.59%          1.64%          1.06%            .90%*
                                                        ============================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
            Expenses .................................          .14%           .15%           .15%           .15%            .21%*
                                                        ============================================================================
            Investment income and realized gain
              (loss) -- net ..........................         5.05%          3.54%          1.60%          1.08%           1.25%*
                                                        ============================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .  $17,543,554    $15,234,412    $15,428,904    $19,286,860     $23,129,013
                                                        ============================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


             CMA MONEY FUND                       MARCH 31, 2007              19

Notes to Financial Statements                                 Master Money Trust

1. Significant Accounting Policies:

Master Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. Effective April 2, 2007, securities purchased with a maturity greater than 60 days may be valued at amortized cost. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market value quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Trust's financial statements, if any, is currently being assessed.


20              CMA MONEY FUND                       MARCH 31, 2007

Notes to Financial Statements (concluded)                     Master Money Trust

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trust's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trust's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc., has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On September 27, 2006, shareholders of each of the investors of the Trust approved a new Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., which was reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Trust and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Trust's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Trust to the Manager.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Trust has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended March 31, 2007, BIM received $19,247 in securities lending agent fees.

For the year ended March 31, 2007, the Trust reimbursed FAM and the Manager $178,427 and $158,916, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, PSI, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


             CMA MONEY FUND                       MARCH 31, 2007              21

Report of Independent Registered Public Accounting Firm       Master Money Trust

To the Investors and Board of Trustees of Master Money Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Money Trust as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Money Trust as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2007


22              CMA MONEY FUND                       MARCH 31, 2007

Officers and Trustees

                                                                                                     Number of
                                                                                                     Funds and
                                                                                                     Portfolios in   Other Public
                           Position(s)  Length of                                                    Fund Complex    Directorships
                           Held with    Time                                                         Overseen by     Held by
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years         Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  Vice Chairman and Director of BlackRock, Inc.,      122 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  Global Chief Investment Officer for Equities,       168 Portfolios
            08543-9011     Trustee               Chairman of the BlackRock Retail Operating
            Age: 52                              Committee, and member of the BlackRock Executive
                                                 Committee since 2006; President of the funds
                                                 advised by Merrill Lynch Investment Managers, L.P.
                                                 ("MLIM") and its affiliates ("MLIM/FAM-advised
                                                 funds") from 2005 to 2006 and Chief Investment
                                                 Officer thereof from 2001 to 2006; President of
                                                 MLIM and Fund Asset Management, L.P. ("FAM") from
                                                 2001 to 2006; Co-Head (Americas Region) thereof
                                                 from 2000 to 2001 and Senior Vice President from
                                                 1999 to 2001; President and Director of Princeton
                                                 Services, Inc. ("Princeton Services") and President
                                                 of Princeton Administrators, L.P. ("Princeton
                                                 Administrators") from 2001 to 2006; Chief
                                                 Investment Officer of OppenheimerFunds, Inc. in
                                                 1999 and Executive Vice President thereof from 1991
                                                 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates.
                  Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                  As Fund President, Mr. Doll serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      1981/    Professor Emeritus of Finance, School of Business,  47 Funds        None
Forbes**    Princeton, NJ               2002 to  State University of New York at Albany since 2000   49 Portfolios
            08543-9095                  present  and Professor thereof from 1989 to 2000;
            Age: 66                              International Consultant, Urban Institute,
                                                 Washington, D.C. from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      1994/    Professor, Harvard Business School since 1989;      47 Funds        Newell
Montgomery+ Princeton, NJ               2002 to  Associate Professor, J.L. Kellogg Graduate School   49 Portfolios   Rubbermaid,
            08543-9095                  present  of Management, Northwestern University from 1985                    Inc.
            Age: 54                              to 1989; Associate Professor, Graduate School of                    (manufacturing)
                                                 Business Administration, University of Michigan
                                                 from 1979 to 1985; Director, Harvard Business
                                                 School Publishing since 2005; Director, McLean
                                                 Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------


             CMA MONEY FUND                       MARCH 31, 2007              23

                                                                                                     Number of
                                                                                                     Funds and
                                                                                                     Portfolios in  Other Public
                           Position(s)  Length of                                                    Fund Complex   Directorships
                           Held with    Time                                                         Overseen by    Held by
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years         Trustee        Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo  P.O. Box 9095  Trustee      2004 to  Self-employed consultant since 2001; Counsel of     47 Funds       None
Reid        Princeton, NJ               present  Alliance Capital Management (investment adviser)    49 Portfolios
            08543-9095                           in 2000; General Counsel, Director and Secretary
            Age: 61                              of Sanford C. Bernstein & Co., Inc. (investment
                                                 adviser/broker-dealer) from 1997 to 2000;
                                                 Secretary, Sanford C. Bernstein Fund, Inc. from
                                                 1994 to 2000; Director and Secretary of SCB, Inc.
                                                 since 1998; Director and Secretary of SCB
                                                 Partners, Inc. since 2000; and Director of
                                                 Covenant House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2000/    President, Middle East Institute from 1995 to 2001; 47 Funds       None
Suddarth    Princeton, NJ               2002 to  Foreign Service Officer, United States Foreign      49 Portfolios
            08543-9095                  present  Service, from 1961 to 1995 and Career Minister
            Age: 71                              from 1989 to 1995; Deputy Inspector General, U.S.
                                                 Department of State, from 1991 to 1994; U.S.
                                                 Ambassador to the Hashemite Kingdom of Jordan from
                                                 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1979/    Professor of Finance from 1984 to 1995, Dean from   47 Funds       Bowne & Co.,
West        Princeton, NJ               2002 to  1984 to 1993 and since 1995 Dean Emeritus of        49 Portfolios  Inc. (financial
            08543-9095                  present  New York University's Leonard N. Stern School of                   printers);
            Age: 69                              Business Administration.                                           Vornado Realty
                                                                                                                    Trust (real
                                                                                                                    estate company);
                                                                                                                    Alexander's,
                                                                                                                    Inc. (real
                                                                                                                    estate company)
            ------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Trustees and the Audit Committee.
            +     Chair of the Nominating Committee.
------------------------------------------------------------------------------------------------------------------------------------


24              CMA MONEY FUND                       MARCH 31, 2007

Officers and Trustees (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993/    Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
Burke       Princeton, NJ  President    2002 to  Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
            08543-9011     and          present  First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
            Age: 46        Treasurer    and      1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
                                        1999 to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund/Trust   2004 to  Managing Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006;
Hiller      Princeton, NJ  Chief        present  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
            08543-9011     Compliance            Chief Compliance Officer of MLIM (Americas Region) from 2004 to 2006; Chief
            Age: 55        Officer               Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at
                                                 Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
                                                 Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000; Senior Counsel in the Securities and
                                                 Exchange Commission's Division of Enforcement in Washington, D.C. from 1990 to
                                                 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from 2002
Pellegrino  Princeton, NJ               present  to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM
            08543-9011                           from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. and Princeton
            Age: 47                              Services from 2004 to 2006.
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.
            ------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian                                 Transfer Agent

State Street Bank and Trust Company       Financial Data Services, Inc.
P.O. Box 351                              4800 Deer Lake Drive East
Boston, MA 02101                          Jacksonville, FL 32246-6484
                                          800-221-7210*

                                     * For inquiries regarding your CMA account,
                                       call 800-CMA-INFO (800-262-4636).

--------------------------------------------------------------------------------
Effective January 1, 2007, Edward D. Zinbarg retired as a Trustee of CMA Money Fund and Master Money Trust. The Fund's/Trust's Board of Trustees wishes Mr. Zinbarg well in his retirement.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Effective April 13, 2007, Jeffrey Hiller resigned his position as Chief Compliance Officer of the Fund/Trust. Also effective April 13, 2007, Karen Clark was appointed Chief Compliance Officer of the Fund/Trust. Ms. Clark has been a Managing Director of BlackRock, Inc. since 2007. She was a Director thereof from 2005 to 2007. Prior to that, Ms. Clark was a principal and senior compliance officer at State Street Global Advisors from 2001 to 2005. Ms. Clark was a principal consultant with PricewaterhouseCoopers, LLP from 1998 to 2001. From 1993 to 1998, Ms. Clark was Branch Chief, Division of Investment Management and Office of Compliance Inspections and Examinations, with the U.S. Securities and Exchange Commission.
--------------------------------------------------------------------------------


             CMA MONEY FUND                       MARCH 31, 2007              25

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


26              CMA MONEY FUND                       MARCH 31, 2007

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


             CMA MONEY FUND                       MARCH 31, 2007              27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

CMA Money Fund
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #11213 -- 3/07

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg (retired as of December 31, 2006).

Item 4 - Principal Accountant Fees and Services

         CMA Money Fund

         (a) Audit Fees -            Fiscal Year Ending March 31, 2007 - $6,600
                                     Fiscal Year Ending March 31, 2006 - $6,600

         (b) Audit-Related Fees -    Fiscal Year Ending March 31, 2007 - $0
                                     Fiscal Year Ending March 31, 2006 - $0

         (c) Tax Fees -              Fiscal Year Ending March 31, 2007 - $6,100
                                     Fiscal Year Ending March 31, 2006 - $6,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -        Fiscal Year Ending March 31, 2007 - $0
                                     Fiscal Year Ending March 31, 2006 - $0

         Master Money Trust

         (a) Audit Fees -            Fiscal Year Ending March 31, 2007 - $41,600
                                     Fiscal Year Ending March 31, 2006 - $41,600

         (b) Audit-Related Fees -    Fiscal Year Ending March 31, 2007 - $0
                                     Fiscal Year Ending March 31, 2006 - $0

         (c) Tax Fees -              Fiscal Year Ending March 31, 2007 - $9,200
                                     Fiscal Year Ending March 31, 2006 - $9,200

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -        Fiscal Year Ending March 31, 2007 - $0
                                     Fiscal Year Ending March 31, 2006 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ended March 31, 2007 - $3,016,200
             Fiscal Year Ended March 31, 2006 - $3,754,550

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Money Fund and Master Money Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Money Fund and Master Money Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Money Fund and Master Money Trust

Date: May 21, 2007